S000109943 [Member] Investment Objectives and Goals - S000109943 [Member]	Oct. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Summary of Columbia RECS Laddered Deep Buffer ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
Columbia RECS Laddered Deep Buffer ETF (the Fund) seeks to provide capital appreciation while seeking to limit the amount of losses experienced by investors relative to traditional long-only equity strategies.
The Fund and traditional long-only equity strategies both bear management fees and other expenses and therefore such costs are not considered for purposes of determining the amount of losses experienced.